Accounts and Notes Receivable, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Accounts and Notes Receivable, Net [Abstract]
Balance at the beginning of the year	$ (369)	$ (395)
Bad debt expense	17	26
Write offs
Balance at the end of the year	$ (352)	$ (369)